Fair Value Measurement (Details) - $ / shares	Oct. 28, 2024	Nov. 23, 2022	Dec. 31, 2024	Oct. 24, 2024
Fair Value Measurement (Details) [Line Items]
Warrants strike price (in Dollars per share)			$ 1.45
ADSs warrants [Member]
Fair Value Measurement (Details) [Line Items]
Warrants issued	761,719	5,454,546		5,454,546
Warrant, exercise price, increase (in Dollars per share)		$ 2.75
Warrant, exercise price, decrease (in Dollars per share)	$ 1.45
Warrant term			5 years
ADSs issued [Member]
Fair Value Measurement (Details) [Line Items]
Warrants issued		349,111